Equipment (Tables)	3 Months Ended	12 Months Ended		15 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$2,327	$192	$2,135

	September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-

		September 30, 2012
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,055	$576

		September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-